Operations and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Operations and Principal Activities
Summary of the Company's major subsidiaries and VIE

As of December 31, 2025, the Company’s major subsidiaries, VIEs and major VIEs’ subsidiaries are as follows:

Place and year of
	Incorporation/acquisition	Principal activities
Major Subsidiaries
Zhihu Technology (HK) Limited	Hong Kong, 2011	Investment holding in Hong Kong
Zhizhe Sihai (Beijing) Technology Co., Ltd.	PRC, 2012	Technology, business support and consulting service in the PRC
Beijing Zhihu Network Technology Co., Ltd.	PRC, 2018	Information and marketing service in the PRC
Shanghai Zhishi Technology Co., Ltd.	PRC, 2021	Technology and consulting service in the PRC
Wuhan Zhihu Network Technology Co., Ltd.	PRC, 2024	Information and marketing service in the PRC
Wuhan Bofeng Technology Co., Ltd.	PRC, 2023	Technology and consulting service in the PRC

VIEs
Beijing Zhizhe Tianxia Technology Co., Ltd.	PRC, 2011	Internet service in the PRC
Shanghai Pinzhi Education Technology Co., Ltd.	PRC, 2021	Vocational training in the PRC
Wuhan Xinyue Network Technology Co., Ltd.	PRC, 2023	Information and consulting service in the PRC

Major VIEs’ subsidiaries
Beijing Leimeng Shengtong Cultural Development Co., Ltd.	PRC, 2017	Audio-Visual Permit holder in the PRC
Wuhan Zhibo Wenshuo Technology Co., Ltd.	PRC, 2023	Internet service in the PRC

Summary of the consolidated financial information of the Group's VIE and its subsidiaries

The following consolidated financial information of the Group’s VIEs and their subsidiaries as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 was included in the accompanying consolidated financial statements of the Group as follows (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	496,891	368,887
Short-term investments	5,624	54,801
Restricted cash	900	1,078
Trade receivables	70,894	77,203
Amounts due from related parties	11,062	14,348
Amounts due from Group companies	47,479	42,107
Prepayments and other current assets	86,390	55,073
Non-current assets:
Property and equipment, net	456	624
Intangible assets, net	41,542	18,791
Goodwill	103,514	—
Right-of-use assets	2,320	6,306
Other non-current assets	378	919
Total assets	867,450	640,137

Current liabilities:
Accounts payable and accrued liabilities	208,525	154,411
Salary and welfare payables	13,111	6,840
Taxes payable	4,885	4,751
Contract liabilities	195,507	159,173
Amounts due to related parties	2,586	1,312
Amounts due to Group companies(a)	390,742	379,300
Short-term lease liabilities	2,063	2,832
Other current liabilities	22,159	27,588
Non-current liabilities:
Long-term lease liabilities	85	2,903
Deferred tax liabilities	4,595	—
Other non-current liabilities	3,957	4,650
Total liabilities	848,215	743,760

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Inter-company revenues	485	569	4,674
Third-party revenues	2,445,830	2,296,096	1,888,975
Inter-company cost(a)	(804,488)	(721,936)	(701,878)
Third-party cost	(845,458)	(701,990)	(558,886)
Gross Profit	796,369	872,739	632,885
Operating expenses(a)	(847,972)	(897,583)	(770,968)
Other income	20,302	26,664	2,266
(Loss)/Income before income tax	(31,301)	1,820	(135,817)
Income tax (expenses)/benefits	(7,070)	6,453	4,525
Net (loss)/income	(38,371)	8,273	(131,292)
Net loss/(income) attributable to noncontrolling interests	1,758	(946)	2,260
Net (loss)/income attributable to the Company	(36,613)	7,327	(129,032)

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Purchases of goods and services from Group companies(a)	(878,010)	(696,877)	(626,872)
Other operating activities with Group companies	—	—	4,242
Operating activities with external parties	1,093,734	722,064	768,732
Net cash provided by operating activities	215,724	25,187	146,102
Purchases of short-term investments	(431,000)	(1,202,944)	(2,807,713)
Proceeds of maturities of short-term investments	387,014	1,286,977	2,765,045
Investing activities with Group companies	—	—	6,376
Other investing activities with external parties	(63,862)	11,594	(349)
Net cash (used in)/provided by investing activities	(107,848)	95,627	(36,641)
Capital contribution from shareholders	—	18,342	—
Financing activities with Group companies	—	—	(237,287)
Net cash provided by/(used in) financing activities	—	18,342	(237,287)
Net increase/(decrease) in cash, cash equivalents and restricted cash	107,876	139,156	(127,826)
Cash, cash equivalents and restricted cash at beginning of the year	250,759	358,635	497,791
Cash, cash equivalents and restricted cash at end of the year	358,635	497,791	369,965
(a)	The VIEs have incurred RMB857.4 million, RMB670.6 million and RMB686.2 million in fees related to services provided by the WFOEs and WFOEs concurrently recognized the same amounts as revenues for the years ended December 31, 2023, 2024 and 2025, respectively. In 2023, 2024, and 2025, the total amount of such service fees that VIEs paid to the relevant WFOEs under the relevant agreements was RMB834.5 million, RMB695.9 million and RMB595.4 million, respectively. Unsettled balance of such transactions was RMB136.2 million and RMB270.3 million as of December 31, 2024 and 2025, respectively.